Income tax benefit (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Income tax benefit based on Canadian tax rates	$ 1,078,689	$ 1,619,742
Income Tax Benefi tBased On Canadian Tax Rates Percentage	25.00%	25.00%
Different tax rates on foreign subsidiaries	$ (67,674)	$ (219,996)
Different Tax Rates On Foreign Subsidiaries Percentage	(2.00%)	(3.00%)
Non-deductible expenses	$ (9,970)	$ (8,229)
Nondeductible Expenses Percentage		(0.00%)
Change in valuation allowance and other	$ (290,855)	$ (1,391,517)
Change In Valuation Allowance And Other Percentage	(7.00%)	(22.00%)
Income tax benefit	$ 710,190
Income Tax Benefit Percent	16.00%